FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790
                                   ---------

          FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
          ----------------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 6/30/06
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2006

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CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................  30

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

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                                                                                                   PRINCIPAL AMOUNT      VALUE
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
  LONG TERM INVESTMENTS 98.4%
  BONDS 98.4%
  CALIFORNIA 91.0%
  ABAG Finance Authority for Nonprofit Corps. COP,
     Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 ...........   $      785,000   $      786,154
     California Mortgage Insured, 6.125%, 3/01/21 ...............................................        4,245,000        4,340,428
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ......................................        6,000,000        6,117,360
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ......................................       20,625,000       20,835,581
     Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ......................        5,000,000        5,167,700
     Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ...........................        5,000,000        5,184,300
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..............................        5,525,000        5,695,612
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .....................        5,000,000        5,082,700
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
   Series A, 5.45%, 4/01/39 .....................................................................        5,500,000        5,527,500
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
     Series A, 6.125%, 8/15/20 ..................................................................       23,525,000       25,201,156
     Series C, 5.375%, 3/01/21 ..................................................................        5,000,000        5,104,900
  ABAG Revenue Tax Allocation, RDA Pool,
     Series A4, FSA Insured, 5.875%, 12/15/25 ...................................................        1,470,000        1,483,289
     Series A6, FSA Insured, 5.375%, 12/15/25 ...................................................        3,670,000        3,809,754
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
   5.30%, 10/01/21 ..............................................................................        5,450,000        5,701,899
  Alameda Corridor Transportation Authority Revenue,
     AMBAC Insured, zero cpn., 10/01/29 .........................................................       20,000,000        6,291,200
     AMBAC Insured, zero cpn., 10/01/30 .........................................................       22,000,000        6,568,760
     AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 ...........................       81,685,000       61,652,571
     AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 ...........................       70,015,000       52,569,362
     AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 ...........................       43,770,000       32,971,066
     AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ...........................       32,960,000       24,778,010
     senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .......................................       24,490,000       24,893,840
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
     5.00%, 6/01/23 .............................................................................       19,195,000       19,564,888
     5.30%, 6/01/26 .............................................................................        7,000,000        7,046,200
     5.00%, 6/01/28 .............................................................................        8,925,000        8,955,970
  Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ..................................        6,100,000        6,282,878
  Anaheim PFA Lease Revenue,
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured,zero cpn.,
      9/01/24 ...................................................................................       26,855,000       11,113,405
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/26 ...................................................................................       29,430,000       10,921,179
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/27 ...................................................................................       22,860,000        8,026,146
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/28 ...................................................................................        8,425,000        2,802,998
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/29 ...................................................................................        4,320,000        1,364,558
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/32 ...................................................................................       13,665,000        3,679,848
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/33 ...................................................................................       37,070,000        9,469,161


                                          Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

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                                                                                                   PRINCIPAL AMOUNT      VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Anaheim PFA Lease Revenue, (continued)
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      9/01/34 ...................................................................................   $   24,970,000   $    6,048,983
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
      3/01/37 ...................................................................................       16,080,000        3,403,814
     Public Improvements Project, Series A, FSA Insured, 5.00%, 9/01/27 .........................        8,900,000        9,063,671
     Public Improvements Project, Series A, FSA Insured, 5.00%, 3/01/37 .........................      100,000,000      101,390,000
  Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
     10/01/29 ...................................................................................        4,325,000        4,415,436
     10/01/34 ...................................................................................        5,500,000        5,588,660
  Anaheim UHSD, GO,
     Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ............................        8,570,000        3,193,268
     Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ........................................        3,900,000        4,127,604
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
   5.50%, 8/01/22 ...............................................................................        4,870,000        5,048,339
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
     5.30%, 9/02/06 .............................................................................        2,050,000        2,051,661
     5.50%, 9/02/08 .............................................................................        1,140,000        1,168,865
     5.60%, 9/02/09 .............................................................................        1,205,000        1,236,667
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 ............................................................................        1,890,000        1,893,005
     6.625%, 11/15/22 ...........................................................................        3,750,000        3,756,113
  Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 .........................        5,120,000        5,134,131
  Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
   Series F, 5.00%, 4/01/31 .....................................................................       51,255,000       52,321,104
  Belmont Redwood Shores School District, Series A, Pre-Refunded, 5.50%, 9/01/22 ................        6,500,000        6,758,115
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 .............................        8,590,000        8,803,719
  Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ......................        5,100,000        5,236,068
  Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding,
   Series A, FSA Insured, 5.80%, 9/02/17 ........................................................        5,100,000        5,265,648
  Burbank Parking Authority Special Tax, CFD No. 1, 8.375%, 10/01/06 ............................          225,000          225,493
  Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 .....................................        4,285,000        4,485,538
  California Counties Lease Financing Authority COP, CSAC Financing Corp.,
   Amador County Project, ETM, 7.70%, 10/01/09 ..................................................        1,350,000        1,430,474
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
     Alameda County, 5.875%, 6/01/35 ............................................................        7,500,000        7,815,900
     Gold Country Funding Corp., Pre-Refunded, 6.00%, 6/01/38 ...................................       10,000,000       11,052,900
     Golden Gate Corp., Series A, 6.00%, 6/01/43 ................................................       10,000,000       10,417,000
     Kern County Corp., Series A, 6.125%, 6/01/43 ...............................................       28,135,000       29,485,199
     Kern County Corp., Series B, 6.25%, 6/01/37 ................................................       19,460,000       20,648,228
     Stanislaus Fund, Series A, 5.875%, 6/01/43 .................................................        8,690,000        8,997,800
  California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
     Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ..............................       10,235,000       11,245,911
     Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ...............................       30,000,000       32,963,100
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ........................       10,000,000       10,208,400
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 ...............        8,435,000        1,719,390
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 ...............        8,435,000        1,612,097


4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

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                                                                                                   PRINCIPAL AMOUNT      VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Educational Facilities Authority Revenue, (continued)
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 ...............   $    8,435,000   $    1,511,468
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 ...............        8,435,000        1,417,164
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 ...............        8,435,000        1,328,681
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 ...............        8,435,000        1,245,765
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 ...............        8,435,000        1,167,994
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 ...............        8,435,000        1,095,032
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ..................        7,620,000        2,844,089
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ..................        7,365,000        2,601,981
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ..................        4,120,000        1,379,953
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ..................        5,685,000        1,725,739
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ..................        7,615,000        2,195,252
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ..................        7,615,000        2,084,302
     Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ................................        7,275,000        7,398,311
     Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 .................        5,000,000        5,116,550
     Pooled College and University, Series B, 6.75%, 6/01/30 ....................................       11,495,000       12,694,848
     Santa Clara University, AMBAC Insured, zero cpn., 9/01/26 ..................................        5,800,000        2,173,550
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..................................       21,250,000       21,798,037
     Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...............................          500,000          514,350
  California Health Facilities Financing Authority Revenue,
     Casa Colina, 6.125%, 4/01/32 ...............................................................       10,300,000       10,839,308
     Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/18 ........................       26,345,000       26,929,332
     Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ........................      123,360,000      123,579,581
     Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/18 .....................        1,750,000        1,806,718
     Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 .....................       17,270,000       17,829,721
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ................       12,500,000       12,969,625
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ................        5,680,000        5,804,051
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .............        1,480,000        1,527,582
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/17 .............        1,620,000        1,652,400
     Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ............        3,125,000        3,229,219
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 ...........................       11,905,000       12,290,841
     Catholic Healthcare West, Series G, 5.25%, 7/01/23 .........................................        3,000,000        3,076,650
     Catholic, 2005, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ..........................        3,390,000        3,487,395
     Catholic, 2005, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 .........................        7,825,000        8,023,911
     Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .......................          130,000          134,180
     Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ......................          550,000          568,343
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .......................        8,355,000        8,632,887
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ........................       52,500,000       54,185,250
     County Program, Series B, 7.20%, 1/01/12 ...................................................        1,965,000        1,968,714
     El Proyecto, Series A, California Mortgage Insured, 5.50%, 12/01/22 ........................        3,350,000        3,437,368
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ................................        5,000,000        5,171,600
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ................................       25,390,000       25,715,500
     Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..........       11,365,000       11,966,208
     Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 ...........        2,300,000        2,302,921
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..................................       71,050,000       68,853,134
     Insured Health Facility, Help Group, Series A, California Mortgage Insured,
      6.10%, 8/01/25 ............................................................................       12,905,000       13,556,702
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...........................................       46,000,000       47,163,800


                                          Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

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                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
     Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ..............................   $   32,295,000   $   33,051,349
     Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ..............................      136,775,000      139,584,358
     Kaiser Permanente, Series A, zero cpn., 10/01/11 ...........................................       13,970,000       11,191,646
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ..........................................        7,515,000        7,818,381
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ..........................................       38,260,000       39,302,585
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ..........................................       38,020,000       38,973,922
     Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 ...........................................       80,000,000       82,024,000
     Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ....................        6,000,000        6,114,660
     Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ..................        5,500,000        5,590,145
     Northern California Presbyterian, 5.40%, 7/01/28 ...........................................        6,340,000        6,370,686
     Paradise Valley Estates, California Mortgage Insured, 5.125%, 1/01/22 ......................        6,610,000        6,776,572
     Paradise Valley Estates, California Mortgage Insured, 5.25%, 1/01/26 .......................        5,000,000        5,129,700
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .................        8,500,000        8,815,010
     Small Facilities Loan, Health Facilities, Refunding, Series B,
      California Mortgage Insured, 7.50%, 4/01/22 ...............................................        1,305,000        1,328,777
     Small Facilities Loan, Health Facilities, Series A,
      California Mortgage Insured, 6.75%, 3/01/20 ...............................................          655,000          656,317
     Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ................       10,915,000       11,146,616
     Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ................        3,070,000        3,150,066
     Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..........................        5,750,000        5,876,960
     Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 ...........................        6,650,000        6,958,427
     Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 .......................................        5,300,000        5,472,356
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .......................................       61,000,000       61,514,840
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .....................................       10,600,000       10,921,604
     The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ............................       28,150,000       28,774,648
     The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ................................        7,420,000        7,652,320
     UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...............        5,750,000        5,821,473
     UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .............       25,000,000       25,369,750
     UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 ...............       26,920,000       27,254,616
     Valleycare Hospital Corp., Refunding, California Mortgage Insured, 5.50%, 5/01/20 ..........       11,640,000       11,987,803
  California Health Facilities, Financing Authority Revenue, Insured Health Facility, Valleycare,
   Series A, California Mortgage Insured, 5.25%, 5/01/22 ........................................        5,000,000        5,158,800
  California HFA, SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ..............          325,000          327,629
  California HFAR,
     Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ..........................          575,000          215,453
     Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10,
      6.30% thereafter, 8/01/31 .................................................................        2,605,000        2,096,634
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ...........................................        5,000,000        5,066,200
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ...........................................       12,055,000       12,247,398
     Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 .........................................        2,485,000        2,510,620
     SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ......................................           15,000           15,009
  California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ...        5,000,000        5,320,600
     Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29 ....       50,985,000       53,876,869
     Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .................................       10,000,000       10,390,800
     Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ................................       34,000,000       35,429,360


6 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California PCFA, PCR,
     Pacific Gas and Electric, Mandatory Put 6/01/07, Refunding, Series B,
      FGIC Insured, 3.50%, 12/01/23 .............................................................   $    5,000,000   $    4,975,250
     Pacific Gas and Electric, Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 ...............       31,500,000       33,207,300
     San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ...................................       32,535,000       32,567,210
  California Resources Efficiency Financing Authority COP, Capital Improvement Program,
     Refunding, AMBAC Insured,
       5.625%, 4/01/22 ..........................................................................       10,365,000       10,693,570
       5.75%, 4/01/27 ...........................................................................        7,885,000        8,145,520
  California State Department of Veteran Affairs Home Purchase Revenue,
     Refunding, Series A, 5.40%, 12/01/28 .......................................................        9,580,000        9,733,951
     Refunding, Series B, 5.50%, 12/01/18 .......................................................        2,500,000        2,549,500
     Series A, 5.20%, 12/01/27 ..................................................................       31,000,000       31,036,270
     Series B, 5.20%, 12/01/28 ..................................................................        5,975,000        5,982,708
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series S, 5.00%, 12/01/29 .......................................................       24,595,000       24,820,782
     Refunding, Series U, 5.00%, 12/01/29 .......................................................       12,000,000       12,096,480
     Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 .........................................       20,000,000       20,539,000
     Series Q, MBIA Insured, 5.375%, 12/01/27 ...................................................       20,055,000       20,479,163
     Series Q, MBIA Insured, Pre-Refunded, 5.375%, 12/01/27 .....................................       37,945,000       38,762,715
  California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
     5.25%, 5/01/20 .............................................................................       50,000,000       53,934,500
     5.375%, 5/01/21 ............................................................................       22,000,000       23,873,300
     5.375%, 5/01/22 ............................................................................       34,020,000       36,916,803
  California State GO,
     5.00%, 2/01/22 .............................................................................        7,000,000        7,168,070
     6.00%, 5/01/24 .............................................................................        2,565,000        2,581,006
     5.125%, 4/01/25 ............................................................................        5,000,000        5,136,150
     5.20%, 4/01/26 .............................................................................       17,000,000       17,622,880
     5.25%, 4/01/27 .............................................................................        5,000,000        5,196,000
     5.25%, 4/01/29 .............................................................................        5,580,000        5,780,378
     5.25%, 4/01/34 .............................................................................       20,000,000       20,626,600
     2006, Pre-Refunded, 5.25%, 10/01/23 ........................................................          990,000        1,043,242
     2006, Refunding, 5.25%, 10/01/23 ...........................................................          540,000          569,041
     AMBAC Insured, 5.90%, 3/01/25 ..............................................................          210,000          211,712
     FGIC Insured, 6.00%, 8/01/19 ...............................................................          905,000          906,394
     FGIC Insured, 5.625%, 10/01/26 .............................................................        8,645,000        8,767,932
     FGIC Insured, Pre-Refunded, 5.625%, 10/01/26 ...............................................       32,855,000       33,328,441
     FSA Insured, 5.50%, 4/01/19 ................................................................          570,000          572,360
     FSA Insured, 5.50%, 3/01/20 ................................................................          850,000          852,261
     FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ..................................................       30,000,000       31,776,000
     MBIA Insured, 5.00%, 10/01/23 ..............................................................        4,055,000        4,149,198
     MBIA Insured, 6.00%, 8/01/24 ...............................................................          990,000          991,525
     MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 ................................................          945,000          969,154
     Pre-Refunded, 5.25%, 9/01/23 ...............................................................       19,750,000       20,792,998
     Pre-Refunded, 5.25%, 10/01/23 ..............................................................        7,720,000        8,135,182
     Principal Eagles II, Series 3, zero cpn., 3/01/09 ..........................................        7,500,000        6,713,475


                                          Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO, (continued)
     Principal Eagles II, Series 6, zero cpn., 3/01/09 ..........................................   $    5,000,000   $    4,475,650
     Principal M-Raes, Series 8, zero cpn., 4/01/09 .............................................        9,000,000        8,028,180
     Refunding, 5.25%, 9/01/23 ..................................................................        1,250,000        1,316,013
     Refunding, 5.625%, 9/01/24 .................................................................       10,650,000       10,781,527
     Refunding, 5.00%, 2/01/27 ..................................................................       46,000,000       46,555,220
     Refunding, 5.00%, 8/01/28 ..................................................................       10,000,000       10,167,400
     Refunding, 5.00%, 2/01/29 ..................................................................       13,000,000       13,131,560
     Refunding, 5.25%, 2/01/29 ..................................................................       44,000,000       45,377,640
     Refunding, 5.25%, 2/01/29 ..................................................................       10,000,000       10,296,000
     Refunding, 5.25%, 2/01/30 ..................................................................       30,000,000       30,858,300
     Refunding, 5.00%, 2/01/32 ..................................................................       19,010,000       19,189,644
     Refunding, 5.25%, 4/01/32 ..................................................................       10,000,000       10,278,000
     Refunding, AMBAC Insured, 5.00%, 4/01/23 ...................................................        6,250,000        6,406,000
     Refunding, MBIA Insured, 5.00%, 10/01/32 ...................................................        5,000,000        5,069,100
     Series BR, 5.30%, 12/01/29 .................................................................       13,000,000       13,006,370
     Various Purpose, 5.125%, 4/01/24 ...........................................................       10,000,000       10,324,600
     Various Purpose, 5.00%, 8/01/35 ............................................................       31,545,000       31,841,523
     Various Purpose, AMBAC Insured, 5.00%, 4/01/31 .............................................       30,000,000       30,521,400
     Various Purpose, Refunding, 5.25%, 12/01/26 ................................................       12,915,000       13,439,349
     Various Purpose, Refunding, 5.00%, 6/01/31 .................................................       30,465,000       30,834,845
     Veterans Bonds, Series BH, 5.60%, 12/01/32 .................................................       50,060,000       50,163,124
     Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ....................................       16,440,000       16,479,949
  California State Local Government Finance Authority Revenue, Marin Valley Mobile,
   Series A, FSA Insured, 5.85%, 10/01/27 .......................................................        6,735,000        7,024,134
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 .......................................        8,645,000        8,871,672
     Department of Corrections, Series C, 5.00%, 6/01/24 ........................................       12,225,000       12,405,685
     Department of Corrections, Series C, 5.00%, 6/01/25 ........................................        4,810,000        4,869,115
     Department of Corrections, Series C, 5.25%, 6/01/28 ........................................       25,475,000       26,229,060
     Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ............................       12,000,000       12,155,760
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ...........................       56,500,000       57,358,800
     Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 .................        7,500,000        7,667,175
     University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ............       14,000,000       14,011,760
     University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ............       23,175,000       23,189,368
     University of California, Various Projects, Series B, 5.50%, 6/01/19 .......................       13,000,000       13,010,920
     Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 .................        8,320,000        8,593,312
     Various University of California Projects, Series D, 5.00%, 5/01/30 ........................       17,000,000       17,167,960
  California State University at Channel Islands Financing Authority Revenue,
   East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 ................................       11,000,000       11,204,160
  California State University Revenue,
     Systemwide, Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ..............................        5,000,000        5,077,250
     Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 .........................................       10,000,000       10,200,300
     Systemwide, Series C, MBIA Insured, 5.00%, 11/01/26 ........................................       20,970,000       21,550,450
     Systemwide, Series C, MBIA Insured, 5.00%, 11/01/29 ........................................       22,705,000       23,229,940
     Systemwise, Series A, AMBAC Insured, 5.00%, 11/01/35 .......................................       16,925,000       17,201,385
a California Statewide CDA Lease Revenue, Special Facilities, United Airlines,
   Series A, 5.70%, 10/01/33 ....................................................................       61,325,000       32,764,108


8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue, 5.50%, 10/01/33 .............................................   $   45,465,000   $   47,168,574
  California Statewide CDA Revenue COP, Capital Appreciation, Hospital, Triad Health Care,
     California Mortgage Insured, ETM, zero cpn .................................................
      8/01/09 ...................................................................................        6,450,000        5,697,930
      8/01/10 ...................................................................................        6,745,000        5,684,012
      8/01/11 ...................................................................................        3,115,000        2,499,507
  California Statewide CDA Revenue,
     California Mortgage Insured, 5.50%, 1/01/28 ................................................        3,615,000        3,770,951
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
      Pre-Refunded, ETM, 5.75%, 10/01/25 ........................................................       24,545,000       27,290,604
     COP, ETM, 5.90%, 8/01/21 ...................................................................        4,000,000        4,163,080
     COP, Hospital, Triad Health Care, ETM, 6.25%, 8/01/06 ......................................          550,000          550,875
     COP, Southern California Development Corp., California Mortgage Insured,
      6.10%, 12/01/15 ...........................................................................        2,255,000        2,298,950
     Daughters of Charity Health, Series A, 5.25%, 7/01/24 ......................................        6,000,000        6,138,000
     Daughters of Charity Health, Series A, 5.25%, 7/01/30 ......................................        5,000,000        5,071,500
     Daughters of Charity Health, Series A, 5.25%, 7/01/35 ......................................        5,000,000        5,071,500
     Daughters of Charity Health, Series A, 5.00%, 7/01/39 ......................................       11,000,000       10,825,210
     Daughters of Charity Health, Series H, 5.25%, 7/01/25 ......................................        4,215,000        4,302,714
     East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ..........................       11,000,000       11,395,010
     East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .........................       25,000,000       25,874,500
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ................................        6,300,000        6,273,603
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ................................       14,000,000       13,914,600
     Huntington Memorial Hospital, 5.00%, 7/01/27 ...............................................       22,000,000       22,205,920
     Huntington Memorial Hospital, 5.00%, 7/01/35 ...............................................       50,000,000       50,395,500
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .........       20,400,000       21,339,420
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ...............................................       27,000,000       27,958,230
     Kaiser Permanente, Series B, 5.00%, 3/01/41 ................................................       75,000,000       74,021,250
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..................       10,000,000       10,262,300
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ...........................        7,670,000        8,024,431
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ...........................        9,755,000       10,116,813
     Series B, 5.625%, 8/15/42 ..................................................................       51,000,000       53,615,280
     Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ......................        4,945,000        5,206,393
     Sutter Health, Series A, 5.00%, 11/15/43 ...................................................       96,800,000       96,145,632
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Series A, FSA Insured, 5.25%, 10/01/24 .....................................................        5,000,000        5,287,100
     Series A, FSA Insured, 5.00%, 10/01/29 .....................................................        3,000,000        3,062,730
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 .......................................        3,485,000        3,742,158
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 .......................................        1,515,000        1,605,218
  California Statewide CDA,
     COP, California Lutheran Homes, California Mortgage Insured, ETM, 5.75%, 11/15/15 ..........        5,000,000        5,132,400
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ..............................................        2,415,000        2,601,414
     COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ................................        5,575,000        6,140,082
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ......................................       37,685,000       38,272,886
     COP, FSA Insured, 5.50%, 8/15/31 ...........................................................        9,000,000        9,488,970
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...............................................       32,200,000       33,355,980
     COP, MBIA Insured, 5.00%, 4/01/18 ..........................................................        7,000,000        7,184,800
     COP, MBIA Insured, 5.125%, 4/01/23 .........................................................        6,000,000        6,152,520


                                          Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA, (continued)
     COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ..................................   $    5,000,000   $    5,086,350
     COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ...................................       16,250,000       16,523,325
     COP, The Internext Group, 5.375%, 4/01/17 ..................................................       10,085,000       10,174,252
     COP, The Internext Group, 5.375%, 4/01/30 ..................................................       67,480,000       66,627,728
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .......................        7,323,000        7,800,093
     MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...............................................        8,000,000        8,160,320
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ...........................        6,860,000        6,930,178
  Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
   Refunding, AMBAC Insured, 5.00%, 9/01/36 .....................................................        7,800,000        7,893,210
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ................................        1,010,000        1,050,148
  Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A,
   6.625%, 10/20/34 .............................................................................        5,615,000        5,625,669
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project,
   Series A, 6.00%, 10/01/33 ....................................................................        5,000,000        5,364,500
  Campbell USD, Series B, FGIC Insured, zero cpn.,
     8/01/20 ....................................................................................        5,000,000        2,565,300
     8/01/21 ....................................................................................        6,280,000        3,059,239
  Capistrano Bay Park and Recreation District COP, Special Lease Finance,
   Series Q, 6.35%, 8/01/12 .....................................................................        2,800,000        2,804,956
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
     5.875%, 9/01/33 ............................................................................        5,820,000        5,912,771
     6.00%, 9/01/33 .............................................................................        7,100,000        7,264,862
  Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ..................       15,630,000       17,637,205
  Central California Joint Powers Health Financing Authority COP,
     Community Hospitals of Central California,
      6.00%, 2/01/20 ............................................................................        5,000,000        5,190,050
      5.625%, 2/01/21 ...........................................................................        6,750,000        6,883,650
      6.00%, 2/01/30 ............................................................................       34,960,000       36,046,207
      5.75%, 2/01/31 ............................................................................       18,070,000       18,300,573
  Cerritos PFAR Tax Allocation, Redevelopment Project, Series A, AMBAC Insured,
   5.00%, 11/01/22 ..............................................................................        6,675,000        6,992,596
  Chaffey UHSD, GO,
     Series B, 5.00%, 8/01/25 ...................................................................        6,510,000        6,673,661
     Series C, FSA Insured, 5.00%, 5/01/27 ......................................................        6,980,000        7,161,969
  Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ...................................       10,360,000       10,550,002
  Chula Vista IDR,
     Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ......................       14,000,000       14,474,600
     Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ............................        8,500,000        8,834,645
  Claremont RDA Tax Allocation, Consolidated Redevelopment Project,
   Refunding, 5.50%, 8/01/23 ....................................................................        4,950,000        5,125,478
  Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 ......................        4,135,000        4,287,209
  Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ................        7,000,000        7,186,760
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...............................        1,480,000        1,483,241
  Commerce Joint Powers Financing Authority Lease Revenue, Community Center,
   Series A, Pre-Refunded, 6.25%, 10/01/22 ......................................................        4,000,000        4,102,120
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects,
   Series B, Radian Insured, 5.125%, 8/01/35 ....................................................        8,310,000        8,361,106


10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ........   $    5,000,000   $    5,170,850
  Compton CRDA Tax Allocation, Refunding, Series 1, 6.75%, 8/01/13 ..............................        4,650,000        4,705,707
  Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29 ................................................        5,660,000        5,766,917
  Contra Costa Community College District GO, Election of 2002,
   FGIC Insured, 5.00%, 8/01/26 .................................................................       11,700,000       11,988,639
  Contra Costa County COP, Merrithew Memorial Hospital Project,
     ETM, zero cpn., 11/01/15 ...................................................................        6,810,000        4,502,227
     Refunding, MBIA Insured, 5.50%, 11/01/22 ...................................................       11,000,000       11,444,180
  Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn.,
     9/01/17 ....................................................................................       10,770,000        3,245,970
     9/01/17 ....................................................................................        9,635,000        3,120,584
     9/01/17 ....................................................................................        8,615,000        2,991,128
     9/01/17 ....................................................................................        7,700,000        2,864,015
     9/01/17 ....................................................................................        8,095,000        2,718,544
     9/01/17 ....................................................................................        7,135,000        2,567,244
     9/01/17 ....................................................................................        6,275,000        2,417,883
  Contra Costa School Financing Authority Revenue, Antioch USD Community, Series B,
   zero cpn., 9/01/07 ...........................................................................          280,000          261,145
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
     ETM, 6.875%, 3/01/07 .......................................................................        4,900,000        5,000,401
     FGIC Insured, ETM, 6.50%, 3/01/09 ..........................................................        1,000,000        1,040,980
  Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 .....          800,000          801,104
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................       15,000,000       17,892,150
  Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ...........................        7,140,000        7,087,592
  Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
   MBIA Insured, 5.00%, 9/01/34 .................................................................        6,115,000        6,184,222
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..............        2,100,000        2,122,911
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...............................        6,365,000        6,592,421
  Culver City USD, GO, MBIA Insured, Pre-Refunded, 5.75%, 8/01/36 ...............................        5,000,000        5,156,550
  Delano UHSD, GO,
     Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ...................................        5,160,000        5,249,732
     Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ..........................................        8,520,000        9,254,680
  Desert Hot Springs RDA Tax Allocation, Redevelopment Project No. 2,
   Series A, 6.625%, 9/01/20 ....................................................................        1,050,000        1,052,079
  Desert Sands USD, GO, Election of 2001, FSA Insured,Pre-Refunded, 5.00%, 6/01/29 ..............       16,425,000       17,504,944
  Downey USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 2/01/30 .......................        4,860,000        4,975,474
  Duarte COP, Refunding, Series A, 5.25%,
     4/01/19 ....................................................................................        5,000,000        5,085,450
     4/01/24 ....................................................................................        5,000,000        5,081,200
     4/01/31 ....................................................................................       12,500,000       12,624,125
  East Bay MUD Water System Revenue, Sub Series A, MBIA Insured, 5.00%,
     6/01/28 ....................................................................................        7,000,000        7,192,080
     6/01/29 ....................................................................................       27,495,000       28,209,045
     6/01/30 ....................................................................................       15,000,000       15,367,500
     6/01/35 ....................................................................................       21,985,000       22,475,485
  East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ...................       22,685,000       23,179,533
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
   5.00%, 7/01/30 ...............................................................................       31,370,000       31,839,609
  El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ............................        5,640,000        5,911,002


                                         Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
   California Mortgage Insured, 5.25%, 3/01/26 ..................................................   $    8,500,000   $    8,699,920
  El Dorado County Special Tax, CFD No. 1992-1,
     5.875%, 9/01/24 ............................................................................        4,475,000        4,589,605
     6.25%, 9/01/29 .............................................................................       19,780,000       20,363,312
     6.00%, 9/01/31 .............................................................................        8,850,000        9,107,535
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
     8/01/16 ....................................................................................        2,050,000        1,233,321
     8/01/22 ....................................................................................       11,485,000        4,849,197
     8/01/27 ....................................................................................       11,495,000        3,639,547
  El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ...................        5,635,000        5,762,689
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
     12/01/19 ...................................................................................        2,775,000        1,422,548
     12/01/20 ...................................................................................        2,765,000        1,344,592
     12/01/21 ...................................................................................        4,195,000        1,923,324
     12/01/22 ...................................................................................        4,195,000        1,824,028
     12/01/23 ...................................................................................        4,195,000        1,716,468
     12/01/24 ...................................................................................        4,200,000        1,629,768
  Emeryville PFAR,
     Housing Increment Loan, 6.20%, 9/01/25 .....................................................        3,115,000        3,126,681
     Shellmound Park Redevelopment and Housing Project, Series B,
      MBIA Insured, 5.00%, 9/01/28 ..............................................................       10,000,000       10,139,000
  Escondido COP, Wastewater Project, AMBAC Insured, Pre-Refunded,
     5.70%, 9/01/26 .............................................................................       13,465,000       13,773,214
     5.80%, 9/01/26 .............................................................................          400,000          409,216
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding,
   Series A, MBIA Insured, 5.00%, 3/01/33 .......................................................        8,715,000        8,801,627
  Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding,
   Series A, 5.50%, 10/01/27 ....................................................................       12,500,000       12,739,625
  Fontana USD, GO, Convertible Capital Appreciation, Series D,
   FGIC Insured, 5.80%, 5/01/17 .................................................................        5,000,000        5,351,800
  Foothill-De Anza Community College District GO,
     Capital Appreciation, zero cpn., 8/01/27 ...................................................        5,205,000        1,835,023
     MBIA Insured, zero cpn., 8/01/26 ...........................................................        5,290,000        1,971,107
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, zero cpn., 1/15/21 ........................................       51,180,000       21,852,325
     Capital Appreciation, Refunding, zero cpn., 1/15/25 ........................................       57,000,000       19,058,520
     Capital Appreciation, Refunding, zero cpn., 1/15/30 ........................................       98,460,000       24,736,106
     Capital Appreciation, Refunding, zero cpn., 1/15/31 ........................................       14,635,000        3,452,689
     Capital Appreciation, Refunding, zero cpn., 1/15/34 ........................................      100,000,000       19,607,000
     Capital Appreciation, Refunding, zero cpn., 1/15/36 ........................................      182,160,000       31,612,046
     Capital Appreciation, Refunding, zero cpn., 1/15/37 ........................................      170,615,000       27,883,609
     Capital Appreciation, Refunding, zero cpn., 1/15/38 ........................................      160,560,000       24,698,945
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ...........       49,500,000       43,845,615
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...........       10,000,000        8,769,900
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 ..........       30,000,000       26,191,500
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ..........       80,835,000       70,572,997
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ..........       80,500,000       70,280,525


12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ..........   $  112,230,000   $   97,982,401
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 .......................       30,835,000       14,836,877
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 .......................        5,765,000        2,637,488
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 .......................       72,045,000       31,219,260
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 .......................        2,000,000          695,060
     cvt. Capital Appreciation, Refunding, zero cpn., 1/15/32 ...................................      100,000,000       22,157,000
     cvt. Capital Appreciation, Refunding, zero cpn., 1/15/33 ...................................      132,460,000       27,631,156
     cvt. Capital Appreciation, Refunding, zero cpn., 1/15/35 ...................................       20,000,000        3,693,400
     cvt. Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 ......................       10,000,000       10,766,500
     cvt. Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 .............        5,500,000        6,190,800
     Refunding, 5.75%, 1/15/40 ..................................................................      395,510,000      408,047,667
     senior lien, Series A, 5.00%, 1/01/35 ......................................................       15,955,000       15,076,358
     senior lien, Series A, ETM, zero cpn., 1/01/25 .............................................       20,660,000        8,519,151
     senior lien, Series A, ETM, zero cpn., 1/01/26 .............................................       23,475,000        9,105,013
     senior lien, Series A, ETM, zero cpn., 1/01/27 .............................................       15,000,000        5,508,750
     senior lien, Series A, ETM, zero cpn., 1/01/29 .............................................       35,310,000       11,631,114
     senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ........................................        8,000,000        8,991,840
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ........................................       95,675,000       96,971,396
     senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ........................................      123,695,000      125,075,436
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ..................................        1,400,000        1,407,462
  Fremont GO, Election of 2002, Fire Safety Project, Series B,
   FGIC Insured, 5.00%, 8/01/34 .................................................................        7,235,000        7,374,274
  Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ......................       15,000,000        4,758,300
  Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 .......................................        8,440,000        8,643,826
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 .....................................       15,000,000       16,288,350
     Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 .....................................       57,000,000       61,895,730
     Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ......................................      138,000,000      150,882,300
     Enhanced, Asset-Backed, Series A, 5.00%, 6/01/45 ...........................................       20,000,000       19,965,000
     Series 2003 A-1, 6.75%, 6/01/39 ............................................................        5,290,000        5,922,684
  Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
   Pre-Refunded, 5.00%, 8/01/27 .................................................................        5,020,000        5,326,320
  Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ......................        3,660,000        3,981,787
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 .........        8,925,000        9,226,576
  Huntington Beach City and School District, Capital Appreciation, Election of 2002,
   Series A, FGIC Insured, zero cpn., 8/01/28 ...................................................       10,005,000        3,342,470
  Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
     8/01/27 ....................................................................................        3,530,000        3,612,214
     8/01/29 ....................................................................................       11,000,000       11,226,490
  Inland Empire Solid Waste Financing Authority Revenue,
     Landfill Improvement Financing Project, Series B,
      FSA Insured, ETM, 6.25%, 8/01/11 ..........................................................        5,000,000        5,266,100
      FSA insured, Pre-Refunded, 6.00%, 8/01/16 .................................................        5,000,000        5,107,000
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System,
   Refunding, ACA Insured, 5.25%, 11/01/19 ......................................................       10,550,000       10,835,905


                                         Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Irvine 1915 Act GO,
     AD No. 00-18, Group 4, 5.375%, 9/02/26 .....................................................   $    2,500,000   $    2,526,950
     AD No. 03-19, Group 2, 5.45%, 9/02/23 ......................................................        2,000,000        2,036,740
     AD No. 03-19, Group 2, 5.50%, 9/02/29 ......................................................        4,295,000        4,370,850
  Irvine USD Financing Authority Special Tax, Series A,
     5.00%, 9/01/26 .............................................................................        3,000,000        2,940,090
     5.125%, 9/01/36 ............................................................................       11,180,000       10,990,387
  Irwindale CRDA Tax Allocation, senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ............       10,220,000       10,488,071
  Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ..........       16,500,000       16,707,075
  Kern County Board of Education COP,
     Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ..........................................        3,150,000        3,224,151
     Series A, MBIA Insured, Pre-Refunded, 5.20%, 5/01/28 .......................................        5,535,000        5,780,034
  Kern County High School District GO, Election of 2004, Series B, FSA Insured,
   5.00%, 8/01/30 ...............................................................................       13,270,000       13,575,343
  Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 .......        5,275,000        5,441,796
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .................................................          155,000          159,137
  La Palma Community Development Commission Tax Allocation,
   La Palma Community Development Project No. 1, 6.10%, 6/01/22 .................................        2,355,000        2,377,514
  La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1,
   AMBAC Insured, 5.125%, 9/01/32 ...............................................................       10,825,000       11,066,722
  Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ...................................        5,375,000        5,393,974
  Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ................        6,750,000        6,760,057
     Series A, 5.50%, 9/01/30 ...................................................................       15,550,000       15,744,219
  Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .......................            5,000            7,333
  Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ................................        8,115,000        8,405,679
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
   California Mortgage Insured, 7.55%, 3/01/20 ..................................................        1,650,000        1,654,026
  Local Medical Facilities Financing Authority III COP,
   Insured California Health Clinic Project, 6.90%, 7/01/22 .....................................        1,365,000        1,367,102
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B,
   MBIA Insured, Pre-Refunded, zero cpn., 1/15/19 ...............................................        6,360,000        3,187,823
  Loma Linda Hospital Revenue, Loma Linda University Medical Center,
   Series A, 5.00%, 12/01/23 ....................................................................        9,200,000        9,213,248
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
   Refunding, AMBAC Insured, 5.00%, 11/01/26 ....................................................       20,000,000       20,400,200
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
   Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ...........................................       14,935,000       15,288,810
  Los Angeles Community College District GO, Series A, MBIA Insured,
   Pre-Refunded, 5.00%, 6/01/26 .................................................................       69,275,000       72,910,552
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 ....................................................................................        4,000,000        4,195,160
     8/01/31 ....................................................................................        5,000,000        5,236,550
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 .......................        8,000,000        8,264,320
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
      5.875%, 1/01/21 ...........................................................................        7,520,000        7,732,440
     Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ..................................          970,000          971,368


14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles County Infrastructure and Economic Development Bank Revenue,
   County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ......................   $    7,765,000   $    7,910,283
  Los Angeles County MTA Sales Tax Revenue, Proposition A,
     first tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ......................       13,000,000       13,339,560
     first tier, Senior Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 ....................        7,840,000        8,035,294
     second tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ....................................        9,200,000        9,292,000
     Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 .................................        5,000,000        5,299,900
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital
   Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ................................       26,905,000       27,693,855
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
     District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 ...............................        7,000,000        7,150,150
     District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ...............................       30,820,000       31,365,514
     Series A, MBIA Insured, 5.00%, 10/01/34 ....................................................        7,110,000        7,235,847
  Los Angeles County Transportation Commission Lease Revenue, FSA Insured,
   7.375%, 12/15/06 .............................................................................        1,866,000        1,869,713
  Los Angeles CRDA Financing Authority Revenue, Pooled Financing, Beacon Normandie,
   Series B, 6.625%, 9/01/14 ....................................................................          845,000          846,639
  Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ................................        8,060,000        8,423,022
  Los Angeles CRDA, MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ............        5,365,000        5,381,095
  Los Angeles Department of Airports Revenue, Ontario International Airport, Series A,
   FGIC Insured, 6.00%, 5/15/26 .................................................................       10,000,000       10,152,100
  Los Angeles Department of Water and Power Waterworks Revenue, System,
   Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ................................................       17,000,000       17,321,130
  Los Angeles Harbor Department Revenue,
     Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .........................................       15,000,000       15,274,800
     Series B, 6.125%, 8/01/18 ..................................................................       24,810,000       25,095,563
     Series B, 6.20%, 8/01/22 ...................................................................       59,835,000       60,527,291
     Series B, 5.375%, 11/01/23 .................................................................        7,460,000        7,569,886
     Series B, MBIA Insured, 6.20%, 8/01/25 .....................................................       35,690,000       36,102,933
  Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .............          410,000          411,410
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .............       28,210,000       28,547,109
     GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ...............................       25,000,000       25,572,000
     GO, Series A, MBIA Insured, 5.00%, 1/01/28 .................................................      170,250,000      173,564,767
     GO, Series E, AMBAC Insured, 5.00%, 7/01/30 ................................................       50,240,000       51,297,050
     Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 .......................................        5,000,000        5,166,900
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ..........................................        6,000,000        6,094,680
     Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ..........................................       34,335,000       34,603,500
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ...........................................       17,500,000       17,821,125
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 .......................................        8,245,000        8,512,220
  Los Angeles Water and Power Revenue,
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ............................        2,000,000        2,039,400
     Power System, Series A,, 5.25%, 7/01/24 ....................................................        5,000,000        5,000,000
     Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 .......................................       10,575,000       10,780,895
     Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 .................................       35,000,000       35,710,850
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ........................................        7,000,000        7,078,050
     Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .....................................        6,550,000        6,744,404


                                         Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
   5.90%, 9/01/28 ...............................................................................   $    6,470,000   $    6,871,658
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured,
   6.00%, 7/01/22 ...............................................................................        6,330,000        6,337,153
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 .............................................................................        8,500,000        8,666,260
     5.75%, 3/15/28 .............................................................................       27,500,000       27,833,300
  Madera USD, COP, 6.50%, 12/01/07 ..............................................................          545,000          550,897
  Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ............        1,770,000        1,748,512
  Manhattan Beach COP,  Metlox Public Improvements, 5.00%, 1/01/33 ..............................        5,575,000        5,636,492
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ............        4,185,000        4,195,421
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding,
   Series A, AMBAC Insured, 5.00%, 1/01/22 ......................................................        5,000,000        5,162,350
  Metropolitan Water District Southern California Waterworks Revenue,
     Series A, FSA Insured, 5.00%, 7/01/35 ......................................................       17,500,000       17,893,925
     Series A, Pre-Refunded, 5.00%, 7/01/26 .....................................................       49,325,000       50,688,836
     Series B1, FGIC Insured, 5.00%, 10/01/33 ...................................................        5,000,000        5,099,950
     Series C, 5.00%, 7/01/37 ...................................................................       22,450,000       22,538,453
  Metropolitan Water District Water Works Revenue, Series C, Pre-Refunded, 5.00%, 7/01/37 .......        4,330,000        4,357,669
  Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
     5.40%, 1/15/17 .............................................................................       12,155,000       13,046,934
     5.50%, 1/15/24 .............................................................................       11,790,000       12,902,386
  Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 .....................................       11,970,000       12,910,483
  Modesto High School District Stanislaus County GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn.,
      8/01/21 ...................................................................................        9,660,000        4,705,772
      8/01/23 ...................................................................................       10,815,000        4,733,293
      5/01/27 ...................................................................................       12,770,000        4,557,996
  Modesto Irrigation District COP, Refunding and Capital Improvements,
   Series B, 5.30%, 7/01/22 .....................................................................        4,315,000        4,318,495
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
   AMBAC Insured, 5.125%, 9/01/33 ...............................................................        5,535,000        5,712,729
  Modesto Schools Infrastructure Financing Agency Special Tax,
   AMBAC Insured, 5.20%, 9/01/37 ................................................................        4,315,000        4,424,170
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured,
   Pre-Refunded, 5.55%, 9/01/22 .................................................................       10,005,000       10,407,901
  Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 ............................        7,150,000        7,301,365
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding,
   Series A, FSA Insured, 5.875%, 12/01/15 ......................................................        5,440,000        5,485,859
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
     8/01/27 ....................................................................................        6,315,000        2,203,556
     8/01/28 ....................................................................................        6,625,000        2,189,629
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ........................................        8,600,000        8,814,570
  Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .........        6,975,000        7,058,351
  Napa Housing Facility Revenue, Napa Park Apartments, Series A,
   GNMA Secured, 6.35%, 6/20/35 .................................................................        5,170,000        5,238,503


16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ..................   $    1,535,000   $    1,538,116
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn.,
   8/01/23 ......................................................................................       14,700,000        6,096,825
  Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ................        8,515,000        8,689,898
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
     AMBAC Insured, Pre-Refunded, 5.30%,
      9/01/22 ...................................................................................       10,000,000       10,374,800
      9/01/27 ...................................................................................        9,900,000       10,271,052
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding,
   Series A, AMBAC Insured, 5.00%, 8/01/25 ......................................................       19,250,000       19,727,592
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1,
     Refunding, Series A, MBIA Insured,
      5.125%, 7/01/23 ...........................................................................        7,420,000        7,585,095
      5.00%, 7/01/28 ............................................................................       15,975,000       16,102,480
      5.20%, 7/01/32 ............................................................................       43,675,000       45,120,206
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, Pre-Refunded, 5.75%, 8/01/26 ..................................................       24,895,000       25,426,259
  Oakland Revenue, 1800 Harrison Foundation,
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................       13,825,000       14,781,275
     Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................       13,470,000       14,401,720
  Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
     8/01/29 ....................................................................................        5,755,000        5,873,495
     8/01/33 ....................................................................................        5,590,000        5,682,570
  Olivenhain Municipal Water District 1915 Act Special Assessment, AD No. 96-1,
   MBIA Insured, 5.45%, 9/02/27 .................................................................       10,855,000       11,192,156
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 .......................        5,000,000        5,173,950
  Orange County CFD Special Tax,
     No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 ...........................................        1,100,000        1,124,585
     No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 ...........................................        3,250,000        3,330,113
     No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ..........................................        5,000,000        5,257,950
     No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 ...........................................        6,405,000        6,408,395
     No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 ...........................................       11,000,000       11,038,280
  Orange County Recovery COP, Series A, MBIA Insured, Pre-Refunded, 5.80%, 7/01/16 ..............       10,380,000       10,587,600
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
     8/15/28 ....................................................................................       12,950,000       13,127,156
     8/15/34 ....................................................................................       23,575,000       23,840,690
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ...................................       10,820,000       11,150,010
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
   Pre-Refunded, 6.625%, 8/01/26 ................................................................        5,020,000        5,129,787
  Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, MBIA Insured,
   Pre-Refunded, 5.625%, 4/01/23 ................................................................       13,000,000       13,058,500
  Palm Springs COP, Multiple Capital Facilities Project, Refunding,
   AMBAC Insured, 5.75%, 4/01/27 ................................................................       11,570,000       11,951,347
  Palmdale CRDA Tax Allocation,
     Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..................................        3,190,000        3,400,636
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ......................        6,980,000        7,094,612
     Series A, MBIA Insured, 5.75%, 9/01/27 .....................................................       10,435,000       10,878,592
  Pasadena Special Tax, Capital Appreciation, CFD No. 1, Pre-Refunded, zero cpn., 12/01/17 ......        4,090,000        1,856,124


                                         Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
     8/01/31 ....................................................................................   $    4,105,000   $    4,178,480
     8/01/34 ....................................................................................        6,920,000        7,053,210
  Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 .........................................        5,000,000        5,215,650
  Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ..................................       19,095,000        8,191,755
  Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..............................................        5,395,000        5,417,875
  Pittsburg PFA Water Revenue, MBIA Insured, Pre-Refunded, 5.50%, 6/01/27 .......................        2,980,000        3,085,820
  Pomona RDA Tax Allocation, Southwest Pomona Redevelopment Project,
   ETM, 11.45%, 1/01/07 .........................................................................        1,865,000        1,932,942
  Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ......................        2,570,000        2,574,189
  Port of Oakland Revenue,
     Series J, MBIA Insured, 5.50%, 11/01/26 ....................................................        7,000,000        7,277,130
     Series L, FGIC Insured, 5.375%, 11/01/27 ...................................................        5,000,000        5,196,200
  Porterville COP, Infrastructure Financing Project, AMBAC Insured,
     5.00%, 7/01/30 .............................................................................        7,420,000        7,576,117
     5.00%, 7/01/36 .............................................................................        6,535,000        6,639,952
     Pre-Refunded, 5.00%, 7/01/28 ...............................................................       10,430,000       10,875,048
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 ............................................................................        6,250,000        6,321,437
     6.00%, 8/01/20 .............................................................................        5,400,000        5,462,208
     6.00%, 8/01/28 .............................................................................       15,000,000       15,172,800
  Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ...................................................        5,020,000        5,124,667
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Housing Set Aside,
   MBIA Insured, 5.25%, 9/01/21 .................................................................        8,330,000        8,513,343
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
   5.625%, 7/01/34 ..............................................................................       10,000,000       10,460,900
  Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
     8/15/16 ....................................................................................        8,605,000        5,471,489
     8/15/17 ....................................................................................       13,605,000        8,253,745
     8/15/18 ....................................................................................       13,605,000        7,853,350
  Redding California Electricity System Revenue COP, Series A, FGIC insured, 5.00%, 6/01/35 .....       12,725,000       12,888,643
  Redlands USD,
     COP, Series A, FSA Insured, 6.15%, 9/01/11 .................................................          320,000          320,534
     COP, Series A, FSA Insured, 6.25%, 9/01/27 .................................................        3,570,000        3,576,140
     GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 ..........................................        9,060,000        9,310,781
  Redondo Beach PFAR, Wastewater System Financing Project, Series A,
   MBIA Insured, 5.00%, 5/01/34 .................................................................        5,060,000        5,138,177
  Rialto COP, FSA Insured, 5.75%, 2/01/22 .......................................................        2,715,000        2,796,667
  Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ....................................       13,985,000        7,621,825
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
     2/01/26 ....................................................................................        6,500,000        6,600,750
     2/01/31 ....................................................................................        7,000,000        7,040,250
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     MBIA Insured, zero cpn., 6/01/23 ...........................................................       14,160,000        6,044,762
     MBIA Insured, zero cpn., 6/01/24 ...........................................................       13,005,000        5,260,653
     Series A, 6.50%, 6/01/12 ...................................................................       20,125,000       21,927,194


18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside County COP,
     Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 ........   $    9,905,000   $   10,044,363
     Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 ........        6,345,000        6,382,118
     Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ......................        5,295,000        5,536,929
     Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ..........................        6,000,000        6,268,560
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
     Zone 3, 7.875%,
      9/01/06 ...................................................................................          205,000          206,236
      9/01/07 ...................................................................................          225,000          234,347
      9/01/08 ...................................................................................          240,000          258,365
      9/01/09 ...................................................................................          260,000          287,838
      9/01/10 ...................................................................................          280,000          317,562
      9/01/11 ...................................................................................          305,000          353,974
      9/01/12 ...................................................................................          325,000          384,309
      9/01/13 ...................................................................................          350,000          423,199
      9/01/14 ...................................................................................          380,000          467,852
      9/01/15 ...................................................................................          410,000          510,048
      9/01/16 ...................................................................................          440,000          554,580
      9/01/17 ...................................................................................          475,000          599,018
  Riverside County PFA Tax Allocation Revenue, Redevelopment Projects,
     2005, Refunding, Series A, 5.625%, 10/01/33 ................................................        2,075,000        2,122,455
     2005, Series A, Pre-Refunded, 5.625%, 10/01/33 .............................................        5,915,000        6,058,143
     Series A, Pre-Refunded, 5.625%, 10/01/33 ...................................................        3,235,000        3,313,287
  Riverside County PFA, COP,
     5.75%, 5/15/19 .............................................................................        3,500,000        3,634,400
     5.80%, 5/15/29 .............................................................................       14,230,000       14,697,882
  Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
     5.00%, 10/01/28 ............................................................................       14,035,000       14,229,525
     5.125%, 10/01/35 ...........................................................................       17,035,000       17,347,933
  Riverside County SFMR, Capital Appreciation Mortgage,
     Series A, ETM, zero cpn., 9/01/14 ..........................................................       20,220,000       14,202,730
     Series A, ETM, zero cpn., 11/01/2 ..........................................................       25,055,000       12,232,853
     Series B, ETM, zero cpn., 6/01/23 ..........................................................       26,160,000       11,222,640
  Rocklin USD, GO,
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 ...........................        3,660,000        3,368,701
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 ...........................        4,100,000        3,624,318
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 ...........................        4,595,000        3,894,952
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 ...........................        5,145,000        4,171,978
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 ...........................        5,760,000        4,460,198
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 ...........................       33,960,000       21,465,097
     Election of 2002, FGIC Insured, zero cpn., 8/01/25 .........................................        8,160,000        3,211,694
     Election of 2002, FGIC Insured, zero cpn., 8/01/26 .........................................        8,695,000        3,239,844
     Election of 2002, FGIC Insured, zero cpn., 8/01/27 .........................................        9,080,000        3,201,154
     Election of 2002, FGIC Insured, zero cpn., 8/01/28 .........................................       16,615,000        5,550,739
  Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding,
     8.20%, 9/02/06 .............................................................................          160,000          160,968
     8.25%, 9/02/07 .............................................................................          125,000          129,494


                                         Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding, (continued)
     8.25%, 9/02/08 .............................................................................   $      130,000   $      133,032
     8.25%, 9/02/09 .............................................................................          110,000          112,448
  Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
     8/01/11 ....................................................................................        3,115,000        2,514,428
     8/01/17 ....................................................................................       30,770,000       17,112,428
  Roseville Electric System Revenue COP, FSA Insured, 5.00%,
     2/01/29 ....................................................................................       10,000,000       10,195,300
     2/01/34 ....................................................................................       17,000,000       17,256,190
  Roseville Joint UHSD, Capital Appreciation, Series A, zero cpn.,
     8/01/10 ....................................................................................        1,820,000        1,538,009
     8/01/11 ....................................................................................        1,965,000        1,590,078
     8/01/17 ....................................................................................       18,155,000       10,088,552
  Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3, Pre-Refunded,
     8.20%, 9/02/10 .............................................................................          760,000          787,710
     8.20%, 9/02/11 .............................................................................        1,685,000        1,746,435
     8.25%, 9/02/12 .............................................................................        2,180,000        2,259,657
     8.25%, 9/02/13 .............................................................................        2,360,000        2,446,234
     8.25%, 9/02/14 .............................................................................        2,545,000        2,637,994
  Sacramento City Financing Authority Revenue,
     Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ........................................        7,520,000        7,635,808
     Capital Improvement, Community Reinsurance Capital Program, Series A,
      AMBAC Insured, 5.00%, 12/01/31 ............................................................       16,915,000       17,216,425
     Capital Improvement, Community Reinsurance Capital Program, Series A,
      AMBAC Insured, 5.00%, 12/01/36 ............................................................       10,000,000       10,145,400
     Capital Improvement, Pre-Refunded, 5.625%, 6/01/30 .........................................        6,000,000        6,442,980
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ..............................       26,250,000       26,832,225
     Series 1991, 6.70%, 11/01/11 ...............................................................          920,000          921,601
  Sacramento City USD, GO,
     Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 ...................................        5,250,000        5,355,998
     Election of 2002, MBIA Insured, 5.00%, 7/01/27 .............................................       11,810,000       12,154,380
  Sacramento County Airport System Revenue, Series A, MBIA Insured,
   Pre-Refunded, 5.90%, 7/01/24 .................................................................        6,875,000        7,012,500
  Sacramento County Sanitation District Financing Authority Revenue,
     AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ..............................................        5,000,000        5,406,800
     Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ............       40,000,000       40,770,400
     Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ........................................        8,000,000        8,199,040
     Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ........................................       10,000,000       10,204,300
  Sacramento MUD Electric Revenue,
     Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ..........................................        9,095,000        9,295,999
     Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 .....................................        4,500,000        4,580,550
     Series N, MBIA Insured, 5.00%, 8/15/28 .....................................................       63,500,000       64,873,505
     Series J, AMBAC Insured, Pre-Refunded, 5.60%, 8/15/24 ......................................       10,215,000       10,439,117
     sub. lien, Refunding, 8.00%, 11/15/10 ......................................................       16,110,000       16,147,697
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ..................................        6,000,000        6,104,160


20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Saddleback Valley USD, GO, FSA Insured, 5.00%,
     8/01/27 ....................................................................................   $    4,680,000   $    4,804,862
     8/01/29 ....................................................................................        4,335,000        4,438,910
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
   Refunding, FSA Insured, 5.25%, 9/01/28 .......................................................        6,800,000        7,019,708
  San Bernardino County COP, Medical Center Financing Project,
     Refunding, 5.00%, 8/01/26 ..................................................................       13,045,000       13,045,000
     Series A, MBIA Insured, 5.50%, 8/01/22 .....................................................       40,830,000       41,287,296
  San Bernardino County Housing Authority MFMR,
     Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 .....................................        6,920,000        7,593,524
     Series A, GNMA Secured, 6.70%, 3/20/43 .....................................................        3,345,000        3,713,686
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
   Refunding, MBIA Insured, 5.70%, 1/01/23 ......................................................        6,315,000        6,494,346
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
     10/01/26 ...................................................................................        5,070,000        5,221,187
     10/01/30 ...................................................................................        8,820,000        9,025,241
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ............................................       24,000,000       24,353,040
  San Diego County Water Authority Water Revenue COP, Series A,
     FSA Insured, 5.00%, 5/01/34 ................................................................      106,705,000      108,370,665
     MBIA Insured, 5.00%, 5/01/25 ...............................................................       12,440,000       12,734,952
  San Diego Public Facilities Financing Authority Sewer Revenue,
     Series A, FGIC Insured, 5.25%, 5/15/27 .....................................................       21,750,000       22,184,347
     Series B, FGIC Insured, 5.25%, 5/15/22 .....................................................        5,200,000        5,312,268
  San Diego Public Facilities Financing Authority Water Revenue,
     MBIA Insured, 5.00%, 8/01/26 ...............................................................       12,210,000       12,472,149
     Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ......................................       20,000,000       20,313,000
  San Diego RDA Tax Allocation, Horton Project, Refunding, Series A,
   FSA Insured, 6.00%, 11/01/15 .................................................................        5,000,000        5,133,200
  San Diego USD, GO,
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ......................       12,160,000        5,903,923
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ......................        8,440,000        3,886,620
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ......................       11,120,000        4,846,096
     Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ...................................        6,975,000        7,247,862
     Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ...................................       16,000,000       16,783,360
     Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ....................................       10,000,000       10,523,300
     Series C, FSA Insured, 5.00%, 7/01/26 ......................................................        6,490,000        6,872,066
  San Francisco BART District Sales Tax Revenue,
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 .................................................       11,790,000       12,459,436
     FSA Insured, 5.00%, 7/01/36 ................................................................        6,760,000        6,882,424
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/30 ..........................................       20,000,000       20,494,400
  San Francisco City and County Airports Commission Airport Revenue, Refunding,
   Series 28B, MBIA Insured, 5.00%, 5/01/27 .....................................................        5,050,000        5,164,736
  San Francisco City and County Airports Commission International Airport Revenue,
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .....................................       24,635,000       25,170,072
     Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ................................       26,290,000       26,730,883
     Second Series, Issue 23B, FGIC Insured, 5.125%, 5/01/30 ....................................       10,000,000       10,288,800
  San Francisco City and County COP, 30 Van Ness Avenue Property, Series A,
   MBIA Insured, 5.00%, 9/01/31 .................................................................        5,805,000        5,942,172


                                         Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .............................................   $      315,000   $      315,460
     Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/06 ..........       11,320,000       11,320,000
     Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/07 ..........        4,570,000        4,398,762
     Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ..........        7,785,000        7,175,123
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/07, 5.60% thereafter, 1/15/16 .       19,500,000       18,787,080
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/07, 5.65% thereafter, 1/15/17 .       17,000,000       16,364,200
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/07, 5.70% thereafter, 1/15/19 .       57,000,000       54,443,550
     Refunding, Series A, 5.50%, 1/15/28 ........................................................      247,300,000      242,195,728
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .........................................       85,500,000       87,475,050
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..........................................       21,200,000       21,616,792
     senior lien, 5.00%, 1/01/33 ................................................................       82,040,000       77,224,252
     senior lien, ETM, zero cpn., 1/01/25 .......................................................        5,700,000        2,341,959
     senior lien, ETM, zero cpn., 1/01/28 .......................................................       33,545,000       11,584,766
     senior lien, ETM, zero cpn., 1/01/29 .......................................................       37,050,000       12,071,260
     senior lien, Pre-Refunded, 7.50%, 1/01/09 ..................................................       21,585,000       23,159,410
     senior lien, Pre-Refunded, 7.55%, 1/01/10 ..................................................       10,745,000       11,536,369
     senior lien, Pre-Refunded, 7.60%, 1/01/11 ..................................................       20,935,000       22,491,936
     senior lien, Pre-Refunded, 7.65%, 1/01/12 ..................................................       25,215,000       27,108,142
     senior lien, Pre-Refunded, 7.65%, 1/01/13 ..................................................       27,350,000       29,403,438
     senior lien, Pre-Refunded, 7.70%, 1/01/14 ..................................................        7,470,000        8,036,226
     senior lien, Pre-Refunded, 7.70%, 1/01/15 ..................................................       60,155,000       64,714,749
     senior lien, Refunding, Series A, zero cpn. to 1/14/07, 5.65% thereafter, 1/15/18 ..........       60,000,000       57,374,400
     senior lien, Refunding, Series A, zero cpn. to 1/14/07, 5.70% thereafter, 1/15/20 ..........       80,000,000       76,126,400
     senior lien, Refunding, Series A, zero cpn. to 1/14/07, 5.75% thereafter, 1/15/22 ..........       90,000,000       85,377,600
     senior lien, Refunding, Series A, zero cpn. to 1/14/07, 5.75% thereafter, 1/15/23 ..........       80,000,000       75,578,400
     senior lien, Refunding, Series A, zero cpn. to 1/14/07, 5.75% thereafter, 1/15/24 ..........       80,000,000       75,254,400
  San Jose Airport Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ..........................................       11,000,000       11,076,450
     Series D, MBIA Insured, 5.00%, 3/01/28 .....................................................       10,000,000       10,209,700
  San Jose Financing Authority Lease Revenue,
     Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..............................       46,400,000       47,012,944
     Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ..........................................       14,045,000       14,305,675
     Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ..........................................       14,730,000       14,983,209
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility,
   Series A, AMBAC Insured, 5.00%, 9/01/24 ......................................................        5,000,000        5,099,700
  San Jose GO,
     Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ..........................................       35,150,000       35,934,548
     Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 .................................       11,600,000       11,833,044
     Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 ...................       15,820,000       16,094,952
  San Jose RDA Tax Allocation,
     Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ......................        7,325,000        7,617,487
     Merged Area Redevelopment Project, 5.25%, 8/01/29 ..........................................        9,860,000       10,007,308
     Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 ...........................        2,000,000        2,026,580
     Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ............................       35,235,000       35,266,007
     Merged Area Redevelopment Project, MBIA Insured, Pre-Refunded, 5.625%, 8/01/28 .............       22,105,000       22,981,021
     Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 ................        2,030,000        2,105,009


22 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ...................   $    7,110,000   $    7,214,446
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
     8/01/24 ....................................................................................        9,200,000        9,431,840
     8/01/27 ....................................................................................        9,150,000        9,341,601
  San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
     1/01/27 ....................................................................................        7,105,000        2,578,191
     1/01/29 ....................................................................................        7,105,000        2,319,925
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ........................        4,000,000        4,041,280
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
     8/01/26 ....................................................................................       15,825,000        5,578,313
     8/01/27 ....................................................................................       18,605,000        6,559,193
     8/01/28 ....................................................................................       19,470,000        6,504,538
  San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ................................................       15,000,000       17,472,150
  San Marcos Public Facilities Authority Revenue,
     Refunding, 5.80%, 9/01/18 ..................................................................        4,745,000        4,935,844
     Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.75%,
      10/01/29 ..................................................................................        5,340,000        5,832,401
     Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.80%,
      10/01/30 ..................................................................................        8,035,000        8,682,862
  San Marcos USD, School Facilities ID No. 1, AMBAC Insured, Pre-Refunded, 5.80%,
   11/01/14 .....................................................................................        5,000,000        5,132,200
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
   Series A, FSA Insured, 5.00%, 7/15/29 ........................................................       13,000,000       13,207,480
  San Mateo County Transit District Sales Tax Revenue, Refunding, Series A,
   MBIA Insured, 5.00%, 6/01/32 .................................................................       15,000,000       15,334,650
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone,
   AMBAC Insured, 5.00%, 8/01/39 ................................................................        6,555,000        6,632,873
  San Mateo RDA Tax Allocation,
     5.60%, 8/01/25 .............................................................................       10,185,000       10,552,067
     Merged Area, Series A, Pre-Refunded, 5.70%, 8/01/27 ........................................        6,330,000        6,582,440
  San Mateo UHSD, GO,
     Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn.,
      9/01/22, ..................................................................................        5,000,000        2,302,050
     Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 .....................       13,865,000       14,603,173
  San Pablo RDA Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ..............        1,655,000        1,671,931
  San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ............................       18,360,000       19,007,006
  San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 ...................        5,655,000        5,712,738
  San Ramon Valley USD, GO, Election of 2002, FSA Insured,
     5.00%, 8/01/26 .............................................................................       12,800,000       13,158,912
     5.40%, 3/01/28 .............................................................................       27,410,000       29,196,036
     5.00%, 8/01/29 .............................................................................       16,505,000       16,900,625
  Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ...........        4,990,000        4,788,853
  Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 5.00%, 7/01/25 ......................        5,470,000        5,602,702
  Santa Clara Housing Authority MFHR,
     Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ................        6,395,000        6,443,602
     Elena Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ...................        5,560,000        5,583,463
     Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ..................        3,820,000        3,847,962
  Santa Clara USD, COP, 5.375%, 7/01/31 .........................................................        7,575,000        7,847,018


                                         Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ...................   $    5,625,000   $    5,773,331
  Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .........................       11,535,000       11,839,178
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
   6.00%, 9/01/30 ...............................................................................        9,000,000        9,359,460
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ..........................          480,000          481,032
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured,
   5.55%, 8/01/27 ...............................................................................       21,000,000       22,434,720
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
   AMBAC Insured, Pre-Refunded, 6.00%, 7/01/29 ..................................................       13,110,000       14,037,926
  Saugus USD, GO, Series B, FSA Insured, 5.00%, 8/01/29 .........................................        5,000,000        5,131,850
  Shafter Joint Powers Financing Authority Lease Revenue,
     Community Correctional Facility Project, Series A,
      5.95%, 1/01/11 ............................................................................        1,880,000        1,918,089
      6.05%, 1/01/17 ............................................................................        5,135,000        5,243,759
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ....................        6,000,000        6,168,240
  Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
     5.30%, 9/01/29 .............................................................................        1,615,000        1,630,843
     5.40%, 9/01/34 .............................................................................        2,000,000        2,029,740
  Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ..........................................       24,665,000       24,942,975
  Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 ...............        5,600,000        5,720,064
  South Gate Utility Authority Revenue, Water and Sewer Systems Project,
   FGIC Insured, 5.00%, 10/01/32 ................................................................        6,475,000        6,537,160
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 .............................................................................       10,000,000       11,445,400
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 ...........................................       12,000,000        9,777,720
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 ...........................................       16,890,000       13,185,010
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 ...........................................       16,000,000       11,877,920
  Southern California Public Power Authority Project Revenue, Magnolia Power Project,
   Series A, AMBAC Insured, 5.00%, 7/01/36 ......................................................       15,800,000       16,060,542
  Southern California Public Power Authority Transmission Project Revenue,
   Southern Transmission Project, 6.125%, 7/01/18 ...............................................        1,135,000        1,136,351
  Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
     5.875%, 8/01/23 ............................................................................        2,295,000        2,449,362
     6.00%, 8/01/31 .............................................................................        6,585,000        7,051,547
  Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ..................      103,885,000       62,545,003
  Stockton Port District Port Facilities Revenue, Refunding and Improvement,
   Series A, FSA Insured, 5.95%, 7/01/17 ........................................................        5,095,000        5,297,170
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A,
   MBIA Insured, 5.20%, 9/01/29 .................................................................       19,160,000       19,830,408
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .....................        9,110,000        9,459,460
  Stockton USD, GO,
     Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ................................        5,030,000        5,141,716
     MBIA Insured, 5.00%, 1/01/28 ...............................................................        5,335,000        5,447,462
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
   Series A, zero cpn., 10/01/28, 10/01/28 ......................................................       17,855,000        5,622,718
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .............................................        7,840,000        7,970,693


24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tahoe Forest Hospital District Revenue, Series A,
     5.90%, 7/01/29 .............................................................................   $    1,635,000   $    1,692,372
     Pre-Refunded, 5.90%, 7/01/29 ...............................................................        6,355,000        6,834,421
  Thousand Oaks RDA, MFR, The Shadows Apartments, Refunding,
   Series A, FNMA Insured, 5.75%, 11/01/27 ......................................................        7,170,000        7,329,819
  Thousand Oaks SFHMR, Capital Appreciation, Series A,
   GNMA Secured, zero cpn., 9/01/23 .............................................................           16,000           55,001
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
   Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ...................................       17,390,000       18,235,502
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
     Asset-Backed Bonds,
      Senior Series A, Pre-Refunded, 5.50%, 6/01/36 .............................................       80,500,000       86,877,210
      Senior Series A, Pre-Refunded, 5.625%, 6/01/43 ............................................      123,165,000      133,725,167
      Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ................................................       48,435,000       53,534,721
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
     5.25%, 6/01/31 .............................................................................        6,800,000        7,205,824
     5.375%, 6/01/41 ............................................................................       30,250,000       32,222,602
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .........        4,385,000        4,511,420
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
     Series A, FSA Insured, 6.00%, 10/01/10 .....................................................       13,775,000       14,502,733
     Series A, FSA Insured, 6.10%, 10/01/15 .....................................................       13,220,000       14,713,992
     Series C, FSA Insured, 6.00%, 7/01/12 ......................................................        3,040,000        3,222,278
     Series C, FSA Insured, 6.10%, 7/01/19 ......................................................        5,215,000        6,026,715
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
   5.125%, 10/01/27 .............................................................................        5,000,000        5,140,400
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ........        5,000,000        5,109,100
  Tulare Local Health Care District Health Facilities Revenue,
   California Mortgage Insured, 5.20%, 12/01/21 .................................................        4,455,000        4,549,357
  Tustin CFD Special Tax, No. 04-01, John Lang Homes,
     5.375%, 9/01/29 ............................................................................        1,000,000          988,830
     5.50%, 9/01/34 .............................................................................        1,500,000        1,495,620
  Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ..........................        8,645,000        9,272,973
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
   AMBAC Insured, 5.75%, 10/01/33 ...............................................................        4,985,000        5,314,309
  University of California Hospital Revenue, UCLA Medical Center, Series A,
   AMBAC Insured, 5.00%, 5/15/34 ................................................................       10,000,000       10,167,700
  University of California Revenues,
     Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 .....................................       15,000,000       15,242,700
     Multi Purpose Projects, Series F, FGIC Insured, Pre-Refunded, 5.00%, 9/01/22 ...............       20,575,000       20,819,842
     Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/23 .............................        9,200,000        9,501,392
     Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 .............................       13,430,000       13,828,602
     Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ...............................        5,000,000        5,133,700
     Series O, FGIC Insured, 5.25%, 9/01/34 .....................................................       61,235,000       63,509,268
  Upland COP,
     Refunding, 5.50%, 1/01/07 ..................................................................          435,000          438,210
     San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ..................................       11,210,000       11,680,596
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..................................................        4,835,000        4,534,747


                                         Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District,
   Series A, 5.80%, 9/01/31 .....................................................................   $    4,820,000   $    4,844,968
  Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ..................        2,190,000        2,195,760
  Vista Community Development Commission Tax Allocation Revenue,
   Vista Redevelopment Project Area, 5.875%, 9/01/37 ............................................        5,000,000        5,222,700
  Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 .........................................        6,000,000        6,135,960
  Washington Township Hospital District Revenue,
     AMBAC Insured, 5.25%, 7/01/23 ..............................................................        5,000,000        5,003,900
     Health Care District Revenue, 5.25%, 7/01/29 ...............................................        6,500,000        6,570,850
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding,
   Series A, AMBAC Insured, 5.50%, 8/01/22 ......................................................        4,000,000        4,102,520
  West Contra Costa USD, GO,
     Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ...................................       11,605,000       11,828,396
     Series A, FSA Insured, 5.00%, 8/01/35 ......................................................       32,000,000       32,535,680
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...................................        6,250,000        6,405,625
  West Sacramento Financing Authority Special Tax Revenue, Series A,
   XLCA Insured, 5.00%, 9/01/34 .................................................................        5,000,000        5,061,800
  Westlands Water District Revenue COP, MBIA Insured, 5.00%,
     9/01/26 ....................................................................................       13,150,000       13,402,480
     9/01/34 ....................................................................................       13,500,000       13,652,820
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
     5.60%, 6/01/22 .............................................................................       14,285,000       14,650,696
     5.75%, 6/01/31 .............................................................................       28,000,000       29,022,840
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..............................        8,685,000        8,894,222
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
     9/01/29 ....................................................................................       10,100,000       10,309,474
     9/01/34 ....................................................................................       12,765,000       13,012,386
                                                                                                                     --------------
  TOTAL CALIFORNIA (COST $11,586,409,871) .......................................................                    12,094,889,337
                                                                                                                     --------------
  U. S. TERRITORIES 7.4%
  PUERTO RICO 7.3%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue,
     Asset-Backed Bonds, Refunding
      5.50%, 5/15/39 ............................................................................        7,210,000        7,375,974
      5.625%, 5/15/43 ...........................................................................       25,500,000       26,168,865
  Puerto Rico Commonwealth GO, Public Improvement, Series A
     5.125%, 7/01/31 ............................................................................       95,185,000       95,828,451
     Pre-Refunded, 5.00%, 7/01/27 ...............................................................       26,750,000       28,263,515
     Pre-Refunded, 5.125%, 7/01/31 ..............................................................       47,740,000       50,366,655
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
   Series Y, 5.00%, 7/01/36 .....................................................................       63,000,000       63,097,650
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/38 .....................................................      116,975,000      118,660,610
     Series B, Pre-Refunded, 6.00%, 7/01/31 .....................................................       13,000,000       14,065,220
     Series B, Pre-Refunded, 6.00%, 7/01/39 .....................................................       13,200,000       14,332,428
     Series D, Pre-Refunded, 5.375%, 7/01/36 ....................................................       45,000,000       48,438,450
     Series D, Pre-Refunded, 5.75%, 7/01/41 .....................................................       20,000,000       21,924,800


26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, (continued)
     Series K, 5.00%, 7/01/40 ...................................................................   $   30,000,000  $    29,853,900
     Series K, 5.00%, 7/01/45 ...................................................................       30,000,000       29,846,700
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
   Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ........................................       10,000,000       10,269,200
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ..............................................................       15,000,000       15,391,350
     FGIC Insured, 5.00%, 7/01/24 ...............................................................        6,505,000        6,743,083
  Puerto Rico Electric Power Authority Power Revenue,
     Series DD, MBIA Insured, 5.00%, 7/01/28 ....................................................       23,250,000       23,602,005
     Series II, 5.25%, 7/01/31 ..................................................................       48,000,000       48,983,520
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control
   Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ..........        6,800,000        7,401,800
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .......................................................       26,510,000       27,308,746
     Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................       73,490,000       78,700,441
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 .............................................................................       35,760,000       36,828,509
     Pre-Refunded, 5.50%, 8/01/29 ...............................................................      104,235,000      112,076,599
     Pre-Refunded, 5.75%, 8/01/30 ...............................................................       50,000,000       50,568,000
                                                                                                                    ---------------
                                                                                                                        966,096,471
                                                                                                                    ---------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ......................................        7,000,000        7,196,630
     Refunding, Series A, 5.50%, 10/01/14 .......................................................        3,865,000        3,988,564
                                                                                                                    ---------------
                                                                                                                         11,185,194
                                                                                                                    ---------------
  TOTAL U. S. TERRITORIES (COST $914,126,618) ...................................................                       977,281,665
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $12,500,536,489) ............................................                    13,072,171,002
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 0.8%
  BONDS 0.8%
  CALIFORNIA 0.8%
b California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F,
   Daily VRDN and Put, 3.96%, 11/01/26 ..........................................................        7,200,000        7,200,000
b California State Department of Water Resources Power Supply Revenue,
     Series B-3, Daily VRDN and Put, 3.91%, 5/01/22 .............................................        1,490,000        1,490,000
     Series B-4, Daily VRDN and Put, 3.88%, 5/01/22 .............................................        2,200,000        2,200,000
     Series B-5, Daily VRDN and Put, 3.90%, 5/01/22 .............................................        2,600,000        2,600,000
     Series B-6, Daily VRDN and Put, 3.91%, 5/01/22 .............................................        5,000,000        5,000,000
b California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 4.00%, 7/01/23 .........        3,355,000        3,355,000
b California State Economic Recovery Revenue,
     Series C-5, Daily VRDN and Put, 3.88%, 7/01/23 .............................................        4,135,000        4,135,000
     Series C-7, Daily VRDN and Put, 3.88%, 7/01/23 .............................................        1,595,000        1,595,000
     Series C-8, Daily VRDN and Put, 3.91%, 7/01/23 .............................................        8,400,000        8,400,000
     Series C-16, FSA Insured, Weekly VRDN and Put, 3.95%, 7/01/23 ..............................        6,575,000        6,575,000


                                         Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
b California State GO,
     Daily Kindergarten University, Refunding, Series A-3,
      Daily VRDN and Put, 3.97%, 5/01/34 ........................................................   $    1,400,000  $     1,400,000
     Daily Kindergarten University, Refunding, Series B-2,
      Daily VRDN and Put, 3.91%, 5/01/34 ........................................................          300,000          300,000
     Daily Kindergarten University, Series A4, Daily VRDN and Put, 3.88%, 5/01/34 ...............        2,690,000        2,690,000
     Series A-2, Daily VRDN and Put, 3.88%, 5/01/33 .............................................        9,000,000        9,000,000
b California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System,
   AMBAC Insured, Daily VRDN and Put, 3.84%, 8/15/27 ............................................        3,600,000        3,600,000
b Irvine Ranch Water District COP, Capital Improvement Project,
   Daily VRDN and Put, 3.90%, 8/01/16 ...........................................................        6,200,000        6,200,000
b Irvine Ranch Water District GO, Nos. 105 140 240 and 250,
   Daily VRDN and Put, 3.90%, 1/01/21 ...........................................................        4,500,000        4,500,000
b Los Angeles Department of Water and Power Waterworks Revenue,
   Sub Series B-2, Daily VRDN and Put, 3.91%, 7/01/35 ...........................................        4,000,000        4,000,000
b Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-3, Daily VRDN and Put, 3.90%, 7/01/35 ..................................        2,500,000        2,500,000
     Series C-1, Daily VRDN and Put, 3.85%, 7/01/36 .............................................        5,000,000        5,000,000
b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
     Series A, Weekly VRDN and Put, 3.99%, 10/01/26 .............................................          800,000          800,000
     Series B, Weekly VRDN and Put, 3.99%, 10/01/26 .............................................        2,000,000        2,000,000
     Series C, Daily VRDN and Put, 3.99%, 10/01/26 ..............................................        2,600,000        2,600,000
b Orange County Sanitation District COP, Refunding, Series A,
   Daily VRDN and Put, 3.92%, 8/01/29 ...........................................................          600,000          600,000
b Rancho Water District Financing Authority Revenue, Refunding, Series A,
   FGIC Insured, Weekly VRDN and Put, 3.91%, 8/01/29 ............................................       19,650,000       19,650,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $107,390,000) ..............................................                       107,390,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $12,607,926,489) 99.2% ................................................                    13,179,561,002
  OTHER ASSETS, LESS LIABILITIES 0.8% ...........................................................                       107,820,767
                                                                                                                    ---------------
  NET ASSETS 100.0% .............................................................................                   $13,287,381,769
                                                                                                                    ===============

See Selected Portfolio Abbreviations on next page.

a     Defaulted security.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


28 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT   -  Improvement Bond Act of 1915
ABAG       -  The Association of Bay Area Governments
ACA        -  American Capital Access Holdings Inc.
AD         -  Assessment District
AMBAC      -  American Municipal Bond Assurance Corp.
BART       -  Bay Area Rapid Transit
CDA        -  Community Development Authority/Agency
CFD        -  Community Facilities District
CHFCLP     -  California Health Facilities Construction Loan Program
COP        -  Certificate of Participation
CRDA       -  Community Redevelopment Authority/Agency
CSAC       -  County Supervisors Association of California
ETM        -  Escrow to Maturity
FGIC       -  Financial Guaranty Insurance Co.
FHA        -  Federal Housing Authority/Agency
FNMA       -  Federal National Mortgage Association
FSA        -  Financial Security Assurance Inc.
GNMA       -  Government National Mortgage Association
GO         -  General Obligation
HFA        -  Housing Finance Authority/Agency
HFAR       -  Housing Finance Authority/Agency Revenue
HMR        -  Home Mortgage Revenue
ID         -  Improvement District
IDR        -  Industrial Development Revenue
LLC        -  Limited Liability Corp.
MBIA       -  Municipal Bond Investors Assurance Corp.
MBS        -  Mortgage-Backed Securities
MFHR       -  Multi-Family Housing Revenue
MFMR       -  Multi-Family Mortgage Revenue
MFR        -  Multi-Family Revenue
MTA        -  Metropolitan Transit Authority
MUD        -  Municipal Utility District
PBA        -  Public Building Authority
PCFA       -  Pollution Control Financing Authority
PCR        -  Pollution Control Revenue
PFA        -  Public Financing Authority
PFAR       -  Public Financing Authority Revenue
RDA        -  Redevelopment Agency/Authority
RMR        -  Residential Mortgage Revenue
SFHMR      -  Single Family Home Mortgage Revenue
SFM        -  Single Family Mortgage
SFMR       -  Single Family Mortgage Revenue
UHSD       -  Unified/Union High School District
USD        -  Unified/Union School District
XLCA       -  XL Capital Assurance


                                         Quarterly Statement of Investments | 29

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................      $12,596,408,014
                                                          ===============

Unrealized appreciation ............................      $   647,658,825
Unrealized depreciation ............................          (64,505,837)
                                                          ---------------
Net unrealized appreciation (depreciation) .........      $   583,152,988
                                                          ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


30 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 28, 2006












                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer